Investment Objectives and Goals	Jan. 28, 2026
RiverNorth/Oaktree High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is overall total return consisting of long-term capital appreciation and income.
RiverNorth/DoubleLine Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is current income and overall total return.